Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
3.	Goodwill and Other Intangible Assets

Goodwill

Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired.

During the year ended December 31, 2025, the Company realigned its segment structure as it is transitioning into an independent, publicly traded company. See Note 8 — Segment and Geographic Information for additional information. The Company recast the carrying amount of goodwill for all periods for comparative purposes. This had no impact on the Combined Statements of Income or Combined Balance Sheets.

The change in the carrying amount of goodwill by segment is shown below:

(in millions)	CARFAX	B2B	Total
Balance as of December 31, 2023	$5,912	$2,933	$8,845
Balance as of December 31, 2024	$5,912	$2,933	$8,845
Balance as of December 31, 2025	$5,912	$2,933	$8,845

Other Intangible Assets

Other intangible assets include only definite-lived assets, primarily databases and software, customer relationships and trade names, and are summarized on the following table:

	Databases and	Customer	Trade
(in millions)	software	relationships	names	Total
Cost
Balance as of December 31, 2023	$1,077	$2,753	$1,087	$4,917
Balance as of December 31, 2024	1,077	2,753	1,087	4,917
Balance as of December 31, 2025	$1,077	$2,753	$1,087	$4,917
Accumulated amortization
Balance as of December 31, 2023	$181	$199	$156	$536
Current year amortization	99	111	86	296
Balance as of December 31, 2024	280	310	242	832
Current year amortization	99	111	86	296
Balance as of December 31, 2025	$379	$421	$328	$1,128
Net definite-lived intangibles:
December 31, 2024	$797	$2,443	$845	$4,085
December 31, 2025	$698	$2,332	$759	$3,789

Definite-lived intangible assets are being amortized on a straight-line basis over periods of up to 25 years. The weighted-average life of the intangible assets as of December 31, 2025 is approximately 15 years.

Amortization expense was $296 million, $296 million, and $295 million for years ended December 31, 2025, December 31, 2024, and December 31, 2023, respectively. Expected amortization expense for intangible assets over the next five years for the years ended December 31, assuming no further acquisitions or dispositions, is as follows:

(in millions)	2026	2027	2028	2029	2030
Amortization expense	$296	$296	$296	$296	$293